Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income from continuing operations before provision for income taxes	The components of income from continuing operations before provision for income taxes are as follows:

	June 30,
(in thousands)	2021	2020
United States	$10,846	$(19,668)

Total	$10,846	$(19,668)

Schedule of income tax provision
The components of the provision for income taxes are as follows:

	June 30,
(in thousands)	2021	2020
Current tax expense (benefit)
Federal	$—	$(99)
State	(85)	(150)

	(85)	(249)
Deferred tax expense (benefit)
Federal	475	(8,143)
State	376	(1,565)

	851	(9,708)

Total provision for income taxes	$766	$(9,957)

Schedule of effective income tax expense reconciliation
Table of Contents
A reconciliation of income tax expense to the federal rate of 21% is as follows:

	June 30,
(in thousands)	2021	2020
Income taxes at statutory rate	$2,282	$(4,130)
State taxes	306	(1,404)
Transaction costs	494	—
Stock-based compensation	(628)	—
PPP loan forgiveness	(1,387)	—
Federal research and development tax credit	(343)	(864)
Valuation allowance	—	(1,419)
Property, plant, and equipment and other adjustments	—	(2,247)
Other, net	42	107

Total provision for income taxes	$766	$(9,957)

Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities are summarized as follows:

	June 30,
(in thousands)	2021	2020
Deferred tax assets
Accruals	$376	$274
Operating loss carryforwards	10,809	7,711
Inventories	1,761	—
Investments	3,464	5,055
Interest	—	317
Research and development tax credit carryforwards	4,104	3,520
Other	619	970

Deferred tax assets	$21,133	$17,847
Deferred tax liabilities
Property, plant, and equipment	(26,501)	(16,468)
Prepaid expenses	(1,266)	(244)
Intangible assets	(9,173)	(5,237)
Inventories	—	(1,585)
Change in accounting method	(945)	—

Deferred tax liabilities	(37,885)	(23,534)
Valuation allowance	—	—

Deferred tax liability, net	$(16,752)	$(5,687)

Schedule of unrecognized tax benefits liabilities
The liability for income taxes associated with uncertain tax positions, excluding interest and penalties, and a reconciliation of the beginning and ending unrecognized tax benefit liabilities is as follows:

	June 30,
(in thousands)	2021	2020
Balance, beginning of period	$1,784	$1,013
Tax position taken in prior period:
Gross increases	—	—
Gross decreases	(200)	—
Tax position taken in current period:
Gross increases	250	771
Gross decreases	—	—
Lapse of statute of limitations	—	—
Settlements	—	—

Balance, end of period	$1,834	$1,784